FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  12/31/01

Institutional Investment Manager filing this report:

Name:		Investors Management Services, Inc.
Address:	300 Park Street, Suite 310
		P.O. Box 3019
		Birmingham, MI 48012

Check if Amendment  [  ] ;  Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

13F File Number:	28-4224

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Richard Wiggins
Title:	President
Phone:	248-642-1020
Signature, Place and Date of Signing:

	Richard Wiggins	  Birmingham, MI	2/7/02

Report Type:  (Check only one.)  :

[  x  ]		13F HOLDINGS REPORT.
[     ]		13F NOTICE.
[     ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:         87 data records

Form 13F Information Table Value Total:         104,819 (x$1000)


List of Other Included Managers:                0



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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Motorola $3.50 Cv. Pfd.        PFD CV           620076208      236     5050 SH       SOLE                     1600              3450
3Com Corp.                     COM              885535104       81    12650 SH       SOLE                     1450             11200
AFLAC, Inc.                    COM              001055102      933    38000 SH       SOLE                     1500             36500
AOL Time Warner                COM              00184A105     1890    58887 SH       SOLE                     9675             49212
AT & T Corp.                   COM              001957109      335    18446 SH       SOLE                     3000             15446
AT & T Wireless Services       COM              00209A106      181    12617 SH       SOLE                     1154             11463
Abbott Laboratories            COM              002824100     1079    19361 SH       SOLE                     3100             16261
Allstate                       COM              020002101      821    24362 SH       SOLE                     1462             22900
American Express Co.           COM              025816109     2859    80110 SH       SOLE                     9650             70460
American Home Products         COM              026609107     5771    94045 SH       SOLE                    10300             83745
American Int'l Group           COM              026874107      684     8618 SH       SOLE                     1643              6975
American Power Conversion      COM              029066107      597    41300 SH       SOLE                    11700             29600
Amgen                          COM              031162100     3086    54673 SH       SOLE                     6750             47923
Amphenol Corp. A               COM              032095101      814    16950 SH       SOLE                     1350             15600
Apache Corporation             COM              037411105      381     7645 SH       SOLE                     1430              6215
Apogent Technologies           COM              03760A101      506    19600 SH       SOLE                     2300             17300
Ariba Inc.                     COM              04033V104      241    39065 SH       SOLE                     8950             30115
Avanex                         COM              05348W109      183    31100 SH       SOLE                     3200             27900
Bank One Corp                  COM              06423A103      258     6600 SH       SOLE                     1000              5600
Biogen Inc.                    COM              090597105      407     7100 SH       SOLE                      500              6600
Boeing Co.                     COM              097023105      747    19250 SH       SOLE                     3300             15950
Boston Scientific Corp.        COM              101137107      491    20350 SH       SOLE                                      20350
Bristol-Myers Squibb Co.       COM              110122108     2424    47522 SH       SOLE                     4350             43172
Cardinal Health                COM              14149Y108      246     3800 SH       SOLE                                       3800
Check Point Software Technolog COM              M22465104      451    11300 SH       SOLE                     2000              9300
Cisco Systems, Inc.            COM              17275R102      521    28789 SH       SOLE                     6800             21989
Citigroup, Inc.                COM              172967101     3643    72161 SH       SOLE                     6978             65183
Comerica, Inc.                 COM              200340107     2319    40473 SH       SOLE                     4325             36148
Computer Associates Int'l      COM              204912109      341     9900 SH       SOLE                                       9900
Compuware Corp.                COM              205638109     1007    85400 SH       SOLE                     9800             75600
Corning Inc.                   COM              219350105      248    27810 SH       SOLE                     1800             26010
Deutsche Telekom AG            COM              251566105      274    16200 SH       SOLE                     4200             12000
Elan Corp  plc ADR             COM              284131208     5577   123775 SH       SOLE                    13400            110375
Electronic Data Systems Corp.  COM              285661104      267     3900 SH       SOLE                                       3900
Emerson Electric Co.           COM              291011104     1607    28150 SH       SOLE                     2500             25650
Exxon Mobil Corp.              COM              30231G102      377     9594 SH       SOLE                                       9594
Fannie Mae                     COM              313586109     4430    55725 SH       SOLE                     7650             48075
Fiserv Inc.                    COM              337738108      349     8249 SH       SOLE                                       8249
General Electric               COM              369604103     3719    92790 SH       SOLE                     8850             83940
General Motors Cl. H           COM              370442832     2009   130050 SH       SOLE                    20025            110025
Global Crossing Ltd.           COM              G3921A100      112   133595 SH       SOLE                    25350            108245
Hewlett-Packard                COM              428236103      526    25615 SH       SOLE                     1960             23655
Honeywell Int'l                COM              438516106     2238    66175 SH       SOLE                    11125             55050
Hospitality Properties Trust   COM              44106M102     1311    44450 SH       SOLE                     2600             41850
IBM Corp.                      COM              459200101     6138    50745 SH       SOLE                     4960             45785
IHOP Corporation               COM              449623107      595    20300 SH       SOLE                     2300             18000
Intel Corp.                    COM              458140100      206     6560 SH       SOLE                      400              6160
JDS Uniphase Corporation       COM              46612J101      470    54100 SH       SOLE                    10400             43700
Jefferson-Pilot Corp.          COM              475070108     3101    67024 SH       SOLE                     7350             59674
Johnson & Johnson              COM              478160104     3395    57440 SH       SOLE                     6300             51140
Kimberly-Clark Corp.           COM              494368103      317     5300 SH       SOLE                      500              4800
Liberty Media Corp - A         COM              001957208      218    15568 SH       SOLE                     1300             14268
Lucent Technologies Inc.       COM              549463107      109    17250 SH       SOLE                     3050             14200
Marsh & McLennan Cos. Inc.     COM              571748102     1840    17125 SH       SOLE                     2500             14625
Masco Corp.                    COM              574599106      391    15950 SH       SOLE                      800             15150
McDonalds Corp.                COM              580135101      221     8350 SH       SOLE                      300              8050
Merck & Co., Inc.              COM              589331107     3414    58055 SH       SOLE                     7100             50955
Micron Technology              COM              595112103      473    15250 SH       SOLE                     2600             12650
Microsoft Corp.                COM              594918104     4853    73250 SH       SOLE                     8350             64900
Motorola, Inc                  COM              620076109      729    48528 SH       SOLE                     5330             43198
NEXTEL Communications 'A'      COM              65332V103      305    27850 SH       SOLE                     2700             25150
Nokia Corp. ADR 'A'            COM              654902204      495    20160 SH       SOLE                     1000             19160
Nortel Networks Corp.          COM              656568102      293    39339 SH       SOLE                    10507             28832
Novell, Inc.                   COM              670006105       80    17517 SH       SOLE                     1202             16315
Oracle Corp.                   COM              68389X105      374    27100 SH       SOLE                      400             26700
Palm, Inc.                     COM              696642107      119    30724 SH       SOLE                     2149             28575
Pfizer, Inc.                   COM              717081103     3167    79480 SH       SOLE                      489             78991
Pitney Bowes                   COM              724479100      843    22425 SH       SOLE                                      22425
Popular Inc.                   COM              733174106      510    17540 SH       SOLE                     5740             11800
Procter & Gamble               COM              742718109      502     6350 SH       SOLE                      300              6050
Qwest Communications Int'l Inc COM              749121109     1221    86409 SH       SOLE                    11036             75373
Royal Dutch Petroleum Co.      COM              780257804     1965    40080 SH       SOLE                     6300             33780
SAP Aktiengesellschaft ADR     COM              803054204     1143    35800 SH       SOLE                     7425             28375
SBC Communications Inc.        COM              78387G103      267     6812 SH       SOLE                                       6812
Schering-Plough                COM              806605101     1830    51100 SH       SOLE                     3550             47550
Schlumberger Ltd.              COM              806857108      288     5240 SH       SOLE                      190              5050
Solectron Corp.                COM              834182107     1185   105050 SH       SOLE                    15750             89300
Sprint Corp. (FON Group)       COM              852061100      511    25450 SH       SOLE                     9150             16300
State Street Corp              COM              857477103      235     4500 SH       SOLE                                       4500
Stryker Corp.                  COM              863667101      490     8400 SH       SOLE                                       8400
Sun Microsystems Inc.          COM              866810104      926    75270 SH       SOLE                     8900             66370
Synopsys, Inc.                 COM              871607107     1037    17550 SH       SOLE                     1100             16450
Textron, Inc.                  COM              883203101      402     9700 SH       SOLE                     3550              6150
Tyco Int'l                     COM              902124106      462     7850 SH       SOLE                     1900              5950
Verizon Communications         COM              92343V104     1103    23243 SH       SOLE                     1100             22143
Viacom Class B                 COM              925524308      747    16911 SH       SOLE                     5462             11449
WorldCom Group                 COM              98157D106     1270    90192 SH       SOLE                     7100             83092